UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7512

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	01/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Worldwide Growth Fund, Inc.
January 31, 2007 (Unaudited)

Common Stocks--100.1%	Shares	Value ($)

Consumer Discretionary--19.7%
Christian Dior	330,000	35,971,424
L'Oreal, ADR	1,840,000	38,897,600
McDonald's	217,800	9,659,430
McGraw-Hill Cos.	370,800	24,873,264
News, Cl. A	714,400	16,609,800
Pearson	300,944	4,743,632
Procter & Gamble	330,000	21,407,100
		152,162,250
Consumer Staples--22.9%
Altria Group	584,000	51,035,760
Coca-Cola	443,100	21,215,628
Diageo, ADR	165,000	12,990,450
Groupe Danone, ADR	980,000	32,389,000
LVMH Moet Hennessy Louis Vuitton	122,175	12,879,785
Nestle, ADR	326,600	29,942,688
PepsiCo	241,675	15,766,877
		176,220,188
Energy--17.3%
BP, ADR	70,000	4,445,700
Chevron	357,800	26,076,464
ConocoPhillips	26,000	1,726,660
Exxon Mobil	630,008	46,683,593
Norsk Hydro, ADR	522,000	16,860,600
Total, ADR	554,316	37,721,204
		133,514,221
Financial--14.7%
American Express	132,850	7,734,527
Ameriprise Financial	45,970	2,710,391
Assicurazioni Generali	239,900	10,322,504
Citigroup	541,284	29,840,987
Deutsche Bank	85,300	12,113,453
Eurazeo	63,193	8,728,761
HSBC Holdings, ADR	125,000	11,478,750
JPMorgan Chase & Co.	254,100	12,941,313
UBS	200,000	12,507,033
Zurich Financial Services	20,500	5,511,816
		113,889,535
Health Care--9.3%
Abbott Laboratories	200,300	10,615,900
Johnson & Johnson	203,525	13,595,470
Novartis, ADR	143,000	8,249,670
Pfizer	60,754	1,594,185
Roche Holding, ADR	402,000	37,755,840
		71,811,065
Industrial--5.3%
Emerson Electric	220,200	9,902,394
General Electric	771,072	27,797,146
United Parcel Service, Cl. B	42,500	3,071,900
		40,771,440
Information Technology--4.2%
Intel	810,941	16,997,323

Microsoft	510,600	15,757,116
		32,754,439
Materials--3.0%
Air Liquide, ADR	474,118	22,079,675
Yara International, ADR	52,400	1,393,316
		23,472,991
Retail--3.7%
Wal-Mart Stores	110,322	5,261,256
Walgreen	523,000	23,691,900
		28,953,156

Total Investments (cost $398,974,696)	100.1%	773,549,285
Liabilities, Less Cash and Receivables	(.1%)	(785,421)
Net Assets	100.0%	772,763,864

ADR - American Depository Receipts

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.

By:	/s/J. David Officer
J. David Officer
President

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/J. David Officer
J. David Officer
President

Date:	March 22, 2007

By:	/s/James Windels
James Windels
Treasurer

Date:	March 22, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)